S000016652 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2026
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.27%	5.71%	7.61%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.83%	4.97%	6.45%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	3.15%	4.70%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	3.36%	4.59%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	5.42%	6.30%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.34%	6.53%	7.39%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	12.61%	5.84%	6.72%